Medical Claims and Benefits Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Medical Claims and Benefits Payable
Medical Claims and Benefits Payable
The following table provides the details of our medical claims and benefits payable (including amounts payable for the provision of long-term services and supports, or LTSS) as of the dates indicated.

	June 30, 2016	December 31, 2015
	(In millions)
Fee-for-service claims incurred but not paid (IBNP)	$1,292	$1,191
Pharmacy payable	103	88
Capitation payable	37	140
Other	334	266
	$1,766	$1,685

"Other" medical claims and benefits payable include amounts payable to certain providers for which we act as an intermediary on behalf of various government agencies without assuming financial risk. Such receipts and payments do not impact our consolidated statements of income. Non-risk provider payables amounted to $191 million and $167 million as of June 30, 2016 and December 31, 2015, respectively.
The following table presents the components of the change in our medical claims and benefits payable for the periods indicated. The amounts presented for “Components of medical care costs related to: Prior periods” represent the amount by which our original estimate of medical claims and benefits payable at the beginning of the period were more than the actual amount of the liability based on information (principally the payment of claims) developed since that liability was first reported.

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	(Dollars in millions)
Medical claims and benefits payable, beginning balance	$1,685	$1,201
Components of medical care costs related to:
Current period	7,371	11,935
Prior periods	(189)	(141)
Total medical care costs	7,182	11,794

Change in non-risk provider payables	24	48

Payments for medical care costs related to:
Current period	5,885	10,448
Prior periods	1,240	910
Total paid	7,125	11,358
Medical claims and benefits payable, ending balance	$1,766	$1,685
Benefit from prior period as a percentage of:
Balance at beginning of period	11.3%	11.8%
Premium revenue, trailing twelve months	1.3%	1.1%
Medical care costs, trailing twelve months	1.4%	1.2%

The portion of our total medical claims and benefits payable liability that is most subject to variability in the estimate is fee-for-service claims incurred but not paid (IBNP). Our IBNP, included in medical claims and benefits payable, represents our best estimate of the total amount of claims we will ultimately pay with respect to claims that we have incurred as of the balance sheet date. We estimate our IBNP monthly using actuarial methods based on a number of factors.
Assuming that our initial estimate of IBNP is accurate, we believe that amounts ultimately paid would generally be between 8% and 10% less than the IBNP liability recorded at the end of the period as a result of the inclusion in that liability of the provision for adverse claims deviation and the accrued cost of settling those claims. Because the amount of our initial liability is merely an estimate (and therefore not perfectly accurate), we will always experience variability in that estimate as new information becomes available with the passage of time. Therefore, there can be no assurance that amounts ultimately paid out will fall within the range of 8% to 10% lower than the liability that was initially recorded. Furthermore, because our initial estimate of IBNP is derived from many factors, some of which are qualitative in nature rather than quantitative, we are seldom able to assign specific values to the reasons for a change in estimate – we only know when the circumstances for any one or more factors are out of the ordinary.
The use of a consistent methodology in estimating our liability for medical claims and benefits payable minimizes the degree to which the under– or overestimation of that liability at the close of one period may affect consolidated results of operations in subsequent periods. In particular, the use of a consistent methodology should result in the replenishment of reserves during any given period in a manner that generally offsets the benefit of favorable prior period development in that period. Facts and circumstances unique to the estimation process at any single date, however, may still lead to a material impact on consolidated results of operations in subsequent periods. Any absence of adverse claims development (as well as the expensing through general and administrative expense of the costs to settle claims held at the start of the period) will lead to the recognition of a benefit from prior period claims development in the period subsequent to the date of the original estimate.
As indicated above, the amounts ultimately paid out on our medical claims and benefits payable liabilities in fiscal years 2016 and 2015 were less than what we had expected when we had established those liabilities. The differences between our original estimates and the amounts ultimately paid out (or now expected to be ultimately paid out) for the most part related to IBNP. While many related factors working in conjunction with one another serve to determine the accuracy of our estimates, we are seldom able to quantify the impact that any single factor has on a change in estimate. In addition, given the variability inherent in the reserving process, we will only be able to identify specific factors if they represent a significant departure from expectations. As a result, we do not expect to be able to fully quantify the impact of individual factors on changes in estimates.
We believe that the most significant uncertainties surrounding our IBNP estimates at June 30, 2016 are as follows:

•	In the first half of 2016, our Marketplace enrollment across all health plans increased by approximately 392,000 members. Some of the states with significant increases included:

◦	California: 57,000

◦	Florida: 94,000

◦	Texas: 110,000

◦	Utah: 48,000

◦	Wisconsin: 38,000
Because these new Marketplace members may have different utilization patterns than our legacy members, our estimates of the liability we have incurred for services provided to these members are subject to more than the usual amount of uncertainty.

•
Our Illinois health plan added over 100,000 new members under acquisitions of three Medicaid contracts during the first half of 2016. Because these new members may have different utilization patterns than our legacy members, our estimates of the liability we have incurred for services provided to these members are subject to more than the usual amount of uncertainty.

•
At our New Mexico, Puerto Rico and Washington health plans, we overpaid certain inpatient and outpatient facility claims. We adjusted our claims payment history to reflect the claims payment pattern that would have occurred without these overpayments. For this reason, our liability estimates at these health plans are subject to more than the usual amount of uncertainty.

•
At our Washington health plan, the covered benefits in two counties were expanded to include behavioral health benefits under the state's new fully integrated managed care program, which impacted about 80,000 members. Because these are new benefits, our liability estimate at this health plan is subject to more than the usual amount of uncertainty.

We recognized favorable prior period claims development in the amount of $189 million for the six months ended June 30, 2016. This amount represents our estimate as of June 30, 2016, of the extent to which our initial estimate of medical claims and benefits payable at December 31, 2015 was more than the amount that will ultimately be paid out in satisfaction of that liability. We believe the overestimation was due primarily to the following factors:

•
A new version of diagnostic codes was required for all claims with dates of service on October 1, 2015, and later. As a result, payment was delayed or denied for a significant number of claims due to provider submission of claims with diagnostic codes that were no longer valid. Once providers were able to submit claims with the correct diagnostic codes, our actual costs were ultimately less than expected.

•	At our New Mexico health plan, we overestimated the impact of several pending high-dollar claims, and our actual costs were ultimately less than expected.

•
At our Washington health plan, we overpaid certain outpatient facility claims in 2015 when the state converted to a new payment methodology. We did not include an estimate in the reserves for this potential recovery as of December 31, 2015.

•	At our California health plan, approximately 55,000 new members were added to our Medicaid Expansion product in 2015. For these new members, our actual costs were ultimately less than expected.

Medical Claims and Benefits Payable
The following table provides the details of our medical claims and benefits payable (including amounts payable for the provision of long-term services and supports, or LTSS) as of the dates indicated.

	December 31,
	2015	2014	2013
	(In millions)
Fee-for-service claims incurred but not paid (IBNP)	$1,191	$871	$424
Pharmacy payable	88	71	45
Capitation payable	140	28	20
Other	266	231	181
	$1,685	$1,201	$670

"Other" medical claims and benefits payable include amounts payable to certain providers for which we act as an intermediary on behalf of various government agencies without assuming financial risk. Such receipts and payments do not impact our consolidated statements of income. Non-risk provider payables amounted to $167 million, $119 million and $151 million, as of December 31, 2015, 2014 and 2013, respectively.
The following table presents the components of the change in our medical claims and benefits payable from continuing and discontinued operations combined for the periods indicated. The amounts presented for "Components of medical care costs related to: Prior periods" represent the amount by which our original estimate of medical claims and benefits payable at the beginning of the period were more than the actual amount of the liability based on information (principally the payment of claims) developed since that liability was first reported.

	Year Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Balances at beginning of period	$1,201	$670	$495
Components of medical care costs related to:
Current period	11,935	8,123	5,434
Prior periods	(141)	(46)	(53)
Total medical care costs	11,794	8,077	5,381

Change in non-risk provider payables	48	(32)	111

Payments for medical care costs related to:
Current period	10,448	7,064	4,932
Prior periods	910	450	385
Total paid	11,358	7,514	5,317
Balances at end of period	$1,685	$1,201	$670

That portion of our total medical claims and benefits payable liability that is most subject to variability in the estimate is fee-for-service claims incurred but not paid (IBNP). Our IBNP, as included in medical claims and benefits payable, represents our best estimate of the total amount of claims we will ultimately pay with respect to claims that we have incurred as of the balance sheet date. We estimate our IBNP monthly using actuarial methods based on a number of factors.
Assuming that our initial estimate of IBNP is accurate, we believe that amounts ultimately paid would generally be between 8% and 10% less than the IBNP liability recorded at the end of the period as a result of the inclusion in that liability of the provision for adverse claims deviation and the accrued cost of settling those claims. Because the amount of our initial liability is merely an estimate (and therefore not perfectly accurate), we will always experience variability in that estimate as new information becomes available with the passage of time. Therefore, there can be no assurance that amounts ultimately paid out will fall within the range of 8% to 10% lower than the liability that was initially recorded. Furthermore, because our initial estimate of IBNP is derived from many factors, some of which are qualitative in nature rather than quantitative, we are seldom able to assign specific values to the reasons for a change in estimate—we only know when the circumstances for any one or more factors are out of the ordinary.
The use of a consistent methodology in estimating our liability for medical claims and benefits payable minimizes the degree to which the under– or overestimation of that liability at the close of one period may affect consolidated results of operations in subsequent periods. In particular, the use of a consistent methodology should result in the replenishment of reserves during any given period in a manner that generally offsets the benefit of favorable prior period development in that period. Facts and circumstances unique to the estimation process at any single date, however, may still lead to a material impact on consolidated results of operations in subsequent periods. Any absence of adverse claims development (as well as the expensing through general and administrative expense of the costs to settle claims held at the start of the period) will lead to the recognition of a benefit from prior period claims development in the period subsequent to the date of the original estimate.
As indicated above, the amounts ultimately paid out on our medical claims and benefits payable liabilities in fiscal years 2015, 2014, and 2013 were less than what we had expected when we had established those liabilities. The differences between our original estimates and the amounts ultimately paid out (or now expected to be ultimately paid out) for the most part related to IBNP. While many related factors working in conjunction with one another determine the accuracy of our estimates, we are seldom able to quantify the impact that any single factor has on a change in estimate. In addition, given the variability inherent in the reserving process, we will only be able to identify specific factors if they represent a significant departure from expectations. As a result, we do not expect to be able to fully quantify the impact of individual factors on changes in estimates.
2015
We believe that the most significant factors that will determine the accuracy of our IBNP estimates at December 31, 2015 are:

•
A new version of diagnosis codes was required for all claims with dates of service October 1, 2015 and later. As a result, payment was delayed for a significant number of claims due to the use of diagnosis codes that were no longer valid. Due to the resulting variability in the ratio of paid to billed amounts, the reserves are subject to more than the usual amount of uncertainty.

•
At our Illinois, Puerto Rico and Wisconsin health plans, we overpaid certain provider and outpatient facility claims due to a system configuration error. For this reason, the reserves are subject to more than the usual amount of uncertainty.

•
Our Michigan health plan added approximately 68,000 new members under an acquisition in the third quarter of 2015. Because these new members may have different utilization patterns than our legacy members, the reserves are subject to more than the usual amount of uncertainty.

•
Our Puerto Rico health plan started operations on April 1, 2015. Because we lack sufficient historical claims data, our reserves as of December 31, 2015 are based on a combination of claims payment experience and the expected claims in the pricing assumptions. For this reason, the reserves are subject to more than the usual amount of uncertainty.

We recognized favorable prior period claims development in the amount of $141 million for the year ended December 31, 2015. This amount represents our estimate as of December 31, 2015, of the extent to which our initial estimate of medical claims and benefits payable at December 31, 2014 was more than the amount that will ultimately be paid out in satisfaction of that liability. We believe the overestimation was due primarily to the following factors:

•
At our Ohio and California health plans, approximately 61,000 and 100,000 members, respectively, were enrolled in the new Medicaid expansion program during 2014. Also in Ohio, approximately 17,000 members were enrolled in the new MMP program in 2014. Because we lacked sufficient historical claims data, we initially estimated the reserves for these new members based upon a number of factors that included pricing assumptions provided by the state; our expectations regarding pent up demand; our beliefs about the speed at which new members would utilize health care services; and other factors. Our actual costs were ultimately less than expected.

•
At our New Mexico health plan, the state implemented a retroactive increase to the provider fee schedules in mid-2014. As a result, many claims that were previously settled were reopened, and subject to, additional payment. Because our reserving methodology is most accurate when claims payment patterns are consistent and predictable, the payment of additional amounts on claims that in some cases had been settled more than six months before added a substantial degree of complexity to our liability estimation process. Due to the difficulties in addressing that added complexity, liabilities recorded as of December 31, 2014, were in excess of amounts ultimately paid.

•	At our Washington health plan, in 2015 we collected amounts related to certain claims paid in 2013. Such collections were not anticipated in our reserves as of December 31, 2014.
2014
We recognized favorable prior period claims development in the amount of $46 million for the year ended December 31, 2014. This amount represented our estimate as of December 31, 2014, of the extent to which our initial estimate of medical claims and benefits payable at December 31, 2013 was more than the amount that was ultimately paid out in satisfaction of that liability. We believe the overestimation was due primarily to the following factors:

•
At our Ohio health plan, we entered new regions in the state, and a new product, ABD Kids, in July 2013. Because we lacked sufficient historical claims data, we initially estimated the reserves for these new members based upon a number of factors that included pricing assumptions provided by the state; our expectations regarding pent up demand; our beliefs about the speed at which new members would utilize health care services; and other factors. Our actual costs were ultimately less than expected.

•
At our Michigan health plan, we overestimated the impact of certain unpaid potentially high-dollar claims. In addition, we overestimated the impact of the flu season on the outpatient claims for November and December 2013, which caused an overestimation in our outpatient reserve liability as of December 31, 2013.

2013
We recognized favorable prior period claims development in the amount of $53 million for the year ended December 31, 2013. This amount represented our estimate as of December 31, 2013, of the extent to which our initial estimate of medical claims and benefits payable at December 31, 2012 was more than the amount that was ultimately paid out in satisfaction of that liability. We believe the overestimation was due primarily to the following factors:

•
At our Washington health plan certain high-cost newborns, as well as other high-cost disabled members, were covered by the health plan effective July 1, 2012. Because we lacked sufficient historical claims data, we initially estimated the reserves for these new members based upon a number of factors. Our actual costs were ultimately less than expected.

•	At our New Mexico health plan, we overestimated the impact of certain high-dollar outstanding claim payments as of December 31, 2012.

•	At our Ohio health plan, we overestimated the impact of several potential high-dollar claims relating to our ABD members.